General information (Details) $ in Millions			6 Months Ended		12 Months Ended
	Jul. 02, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2018 USD ($) drilling_unit	Jul. 01, 2018 USD ($)	Dec. 31, 2018 drilling_unit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of offshore drilling units owned by the Company | drilling_unit			35		35
Percentage of voting control for certain variable interest entities (in hundredths)					50.00%
New capital	$ 1,080	$ 3,501
Extinguishment of unsecured bond obligations	2,400
Extinguishment of unsecured interest rate and currency swaps	250
Post emergence cash	2,200
Outstanding debt principle	$ 7,600
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense			$ 8
Predecessor
Organization, Consolidation and Presentation of Financial Statements [Abstract]
New capital							$ 31
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense				$ 30		$ 66	$ 199
Predecessor | Adjustment for change in the contractual dayrate
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense				$ 18